Schedule of book value of the collateral property, plant and equipment (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
IfrsStatementLineItems [Line Items]
Book value of the collateral	R$ 2,659,351	R$ 3,201,738
Land [member]
IfrsStatementLineItems [Line Items]
Type of collateral	Financial/Tax
Book value of the collateral	R$ 150,420	223,918
Buildings [member]
IfrsStatementLineItems [Line Items]
Type of collateral	Financial/Tax
Book value of the collateral	R$ 1,209,662	1,491,531
Machinery [member]
IfrsStatementLineItems [Line Items]
Type of collateral	Financial/Labor/Tax/Civil
Book value of the collateral	R$ 1,284,033	1,470,295
Fixtures and fittings [member]
IfrsStatementLineItems [Line Items]
Type of collateral	Financial/Tax
Book value of the collateral	R$ 14,960	15,700
Vehicles [member]
IfrsStatementLineItems [Line Items]
Type of collateral	Financial/Tax
Book value of the collateral	R$ 276	R$ 294